John Hancock
Infrastructure Fund
Quarterly portfolio holdings 7/31/2021

Fund’s investments
As of 7-31-21 (unaudited)
	Shares	Value
Common stocks 97.2%		$613,715,392
(Cost $517,690,610)
Brazil 1.3%		8,123,137
Cia de Saneamento Basico do Estado de Sao Paulo	1,193,100	8,123,137
Canada 8.8%		55,447,457
Canadian National Railway Company	180,297	19,590,463
Enbridge, Inc.	469,327	18,500,723
TC Energy Corp.	356,029	17,356,271
China 12.3%		77,539,674
China Longyuan Power Group Corp., Ltd., H Shares	21,632,925	40,511,248
ENN Energy Holdings, Ltd.	1,009,305	21,062,469
Shanghai International Airport Company, Ltd., Class A	2,668,800	15,965,957
France 7.0%		44,121,569
Engie SA	1,597,440	21,302,350
Vinci SA	215,531	22,819,219
Germany 3.2%		20,257,373
E.ON SE	1,647,811	20,257,373
Hong Kong 1.6%		9,873,057
Beijing Enterprises Holdings, Ltd.	2,657,010	8,264,698
China Gas Holdings, Ltd.	522,400	1,608,359
Italy 2.7%		16,939,789
Enel SpA	1,838,179	16,939,789
Japan 3.1%		19,692,781
KDDI Corp.	643,900	19,692,781
South Korea 3.2%		20,093,218
SK Telecom Company, Ltd.	76,711	20,093,218
Spain 8.4%		53,351,921
Cellnex Telecom SA (A)(B)	518,017	33,783,309
Iberdrola SA	1,625,964	19,568,612
United Kingdom 3.2%		20,257,287
National Grid PLC	1,584,319	20,257,287
United States 42.4%		268,018,129
American Electric Power Company, Inc.	239,749	21,126,682
American Tower Corp.	58,905	16,658,334
Avangrid, Inc.	309,272	16,125,442
Berkshire Hathaway, Inc., Class B (B)	71,438	19,880,481
Charter Communications, Inc., Class A (B)	34,600	25,744,130
Comcast Corp., Class A	447,506	26,326,778
Duke Energy Corp.	193,432	20,331,638
Edison International	313,803	17,102,264
Exelon Corp.	473,085	22,140,378
FirstEnergy Corp.	473,613	18,148,850
Medical Properties Trust, Inc.	953,103	20,043,756
Pinnacle West Capital Corp.	167,629	14,005,403
Sempra Energy	124,266	16,235,353
UGI Corp.	307,646	14,148,640

2	JOHN HANCOCK INFRASTRUCTURE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Short-term investments 2.5%		$15,600,000
(Cost $15,600,000)
Repurchase agreement 2.5%		15,600,000
Royal Bank of Scotland Tri-Party Repurchase Agreement dated 7-30-21 at 0.050% to be repurchased at $15,600,065 on 8-2-21, collateralized by $12,313,700 U.S. Treasury Bonds, 3.375% due 5-15-44 (valued at $15,912,072)	15,600,000	15,600,000

Total investments (Cost $533,290,610) 99.7%	$629,315,392
Other assets and liabilities, net 0.3%	1,865,139
Total net assets 100.0%	$631,180,531

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
The fund had the following sector composition as a percentage of net assets on 7-31-21:
Utilities	53.5%
Communication services	19.9%
Industrials	9.2%
Real estate	5.8%
Energy	5.7%
Financials	3.1%
Short-term investments and other	2.8%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INFRASTRUCTURE FUND	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2021, by major security category or type:
	Total value at 7-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$8,123,137	$8,123,137	—	—
Canada	55,447,457	55,447,457	—	—
China	77,539,674	—	$77,539,674	—
France	44,121,569	—	44,121,569	—
Germany	20,257,373	—	20,257,373	—
Hong Kong	9,873,057	—	9,873,057	—
Italy	16,939,789	—	16,939,789	—
Japan	19,692,781	—	19,692,781	—
South Korea	20,093,218	—	20,093,218	—
Spain	53,351,921	—	53,351,921	—
United Kingdom	20,257,287	—	20,257,287	—
United States	268,018,129	268,018,129	—	—
Short-term investments	15,600,000	—	15,600,000	—
Total investments in securities	$629,315,392	$331,588,723	$297,726,669	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	—	—	$78,252,241	$(78,252,361)	$120	—	$34,384	—	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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